PRINCIPAL ACCOUNTING POLICIES -Exercisable options price range (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥)
Other disclosures
Weighted average fair value of options granted (in dollars per share) | $ / shares	$ 155.76		$ 150.38		$ 376.78
Unrecognized compensation cost | $	$ 576
Weighted average recognized period	2 years 6 months	2 years 6 months
Proceeds from exercise of share options	$ 67	¥ 467		¥ 677		¥ 732